Equity Income Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Common Stocks (95.7%)	Shares/ Par +	Value $ (000’s)
Communication Services (6.4%)
AT&T, Inc.	49,962	1,891
CenturyLink, Inc.	85,013	1,061
Comcast Corp. - Class A	211,985	9,556
Fox Corp. - Class B	243,001	7,664
News Corp. - Class A	474,945	6,611
Telefonica SA	494,823	3,776
Verizon Communications, Inc.	257,808	15,561
The Walt Disney Co.	26,936	3,511

Total		49,631

Consumer Discretionary (2.6%)
Kohl’s Corp.	78,359	3,891
L Brands, Inc.	114,300	2,239
Las Vegas Sands Corp.	123,615	7,140
Mattel, Inc. *	281,603	3,208
MGM Resorts International	42,100	1,167
Snap-on, Inc.	18,000	2,818

Total		20,463

Consumer Staples (9.5%)
Bunge, Ltd.	66,800	3,782
Conagra Brands, Inc.	315,658	9,684
CVS Health Corp.	179,538	11,324
Kellogg Co.	24,800	1,596
Kimberly-Clark Corp.	95,300	13,537
PepsiCo, Inc.	7,536	1,033
Philip Morris International, Inc.	164,489	12,490
Tyson Foods, Inc. - Class A	166,593	14,350
Walmart, Inc.	54,800	6,504

Total		74,300

Energy (9.0%)
Chevron Corp.	38,600	4,578
Equitrans Midstream Corp.	62,152	904
Exxon Mobil Corp.	209,800	14,814
Hess Corp.	37,200	2,250
Occidental Petroleum Corp.	216,200	9,614
Pioneer Natural Resources Co.	31,300	3,937
Targa Resources Corp.	55,200	2,217
TC Energy Corp.	274,956	14,240
Total SA, ADR	332,599	17,295

Total		69,849

Common Stocks (95.7%)	Shares/ Par +	Value $ (000’s)
Financials (22.8%)
American International Group, Inc.	243,660	13,572
Ameriprise Financial, Inc.	3,337	491
AXA Equitable Holdings, Inc.	98,435	2,181
Bank of America Corp.	15,723	459
The Bank of New York Mellon Corp.	56,800	2,568
Brighthouse Financial, Inc.*	50,678	2,051
Chubb, Ltd.	92,900	14,998
Citigroup, Inc.	80,287	5,546
Fifth Third Bancorp	381,887	10,456
Franklin Resources, Inc.	157,500	4,545
JPMorgan Chase & Co.	208,246	24,508
Loews Corp.	133,061	6,850
Marsh & McLennan Cos., Inc.	28,947	2,896
MetLife, Inc.	217,000	10,234
Morgan Stanley	308,491	13,163
Northern Trust Corp.	25,400	2,370
PNC Financial Services Group, Inc.	59,500	8,340
State Street Corp.	165,700	9,808
U.S. Bancorp	169,800	9,397
Wells Fargo & Co.	578,273	29,168
Willis Towers Watson PLC	23,616	4,557

Total		178,158

Health Care (10.3%)
AbbVie, Inc.	51,800	3,922
Allergan PLC	37,900	6,378
Anthem, Inc.	38,349	9,208
Becton Dickinson and Co.	10,964	2,774
Bristol-Myers Squibb Co.	110,400	5,598
Gilead Sciences, Inc.	125,300	7,942
GlaxoSmithKline PLC	153,416	3,291
Johnson & Johnson	117,946	15,260
Medtronic PLC	107,945	11,725
Pfizer, Inc.	334,826	12,030
Zimmer Biomet Holdings, Inc.	18,600	2,553

Total		80,681

Industrials (11.8%)
Alaska Air Group, Inc.	91,755	5,956
The Boeing Co.	40,000	15,219
Delta Air Lines, Inc.	55,793	3,214
Emerson Electric Co.	64,500	4,312
Flowserve Corp.	6,581	307
General Electric Co.	1,292,100	11,551

Common Stocks (95.7%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Johnson Controls International PLC	187,898	8,247
L3Harris Technologies, Inc.	66,752	13,927
Nielsen Holdings PLC	278,956	5,928
nVent Electric PLC	84,500	1,862
PACCAR, Inc.	32,100	2,247
Southwest Airlines Co.	37,100	2,004
Stericycle, Inc. *	90,399	4,604
United Parcel Service, Inc. - Class B	96,900	11,611
United Technologies Corp.	10,200	1,393

Total		92,382

Information Technology (8.1%)
Applied Materials, Inc.	105,500	5,265
Cisco Systems, Inc.	199,800	9,872
Cognizant Technology Solutions Corp. - Class A	68,100	4,104
Hewlett Packard Enterprise Co.	55,100	836
Microsoft Corp.	90,622	12,599
NXP Semiconductors NV	17,186	1,875
QUALCOMM, Inc.	238,000	18,155
TE Connectivity, Ltd.	15,200	1,416
Texas Instruments, Inc.	55,000	7,108
Western Digital Corp.	27,500	1,640

Total		62,870

Materials (4.5%)
Akzo Nobel NV, ADR	40,177	1,190
CF Industries Holdings, Inc.	152,484	7,502
Corteva, Inc.	102,234	2,863
Dow, Inc.	119,434	5,691
DuPont de Nemours, Inc.	111,934	7,982
International Paper Co.	155,437	6,500
Nucor Corp.	29,600	1,507
PPG Industries, Inc.	8,200	972
Vulcan Materials Co.	3,900	590

Total		34,797

Real Estate (3.3%)
Equity Residential	93,900	8,100
Rayonier, Inc.	160,806	4,535
SL Green Realty Corp.	53,544	4,377
Weyerhaeuser Co.	325,844	9,026

Total		26,038

Utilities (7.4%)
Duke Energy Corp.	13,700	1,313
Edison International	131,194	9,895
Evergy, Inc.	68,377	4,551

Equity Income Portfolio

Common Stocks (95.7%)	Shares/ Par +	Value $ (000’s)
Utilities continued
NextEra Energy, Inc.	34,422	8,020
NiSource, Inc.	390,891	11,696
Sempra Energy	25,007	3,691
The Southern Co.	303,192	18,728

Total		57,894

Total Common Stocks (Cost: $636,304)		747,063

Preferred Stocks (0.4%)

Utilities (0.4%)
The Southern Co., 6.750%, 8/1/22 *	62,483	3,343

Total		3,343

Total Preferred Stocks (Cost: $3,135)		3,343

Corporate Bonds (0.4%)
Consumer, Cyclical (0.2%)
Mattel, Inc., 6.750%, 12/31/25 144A b	1,249,000	1,303

Total		1,303

Utilities (0.2%)
Pacific Gas & Electric Co., 3.950%, 12/1/47 j	890,000	861
Pacific Gas & Electric Co., 4.000%, 12/1/46 j	770,000	749

Total		1,610

Total Corporate Bonds (Cost: $2,491)		2,913

Convertible Corporate Bonds (0.2%)
Financial (0.2%)
AXA SA, 7.250%, 5/15/21 144A	1,561,000	1,666

Total		1,666

Total Convertible Corporate Bonds (Cost: $1,561)		1,666

Convertible Preferred Stocks (1.7%)
Health Care (0.8%)
Becton Dickinson and Co., 6.125%, 5/1/20	100,450	6,219

Total		6,219

Convertible Preferred Stocks (1.7%)	Shares/ Par +	Value $ (000’s)
Utilities (0.9%)
Aqua America, Inc., 6.000%, 4/30/22	20,428	1,238
Sempra Energy, 6.750%, 7/15/21	11,107	1,307
Sempra Energy, 6.000%, 1/15/21	36,037	4,259

Total		6,804

Total Convertible Preferred Stocks (Cost: $10,762)		13,023

Short-Term Investments (1.3%)
Money Market Funds (1.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.880% #	9,842,667	9,843

Total		9,843

Total Short-Term Investments (Cost: $9,843)		9,843

Total Investments (99.7%) (Cost: $664,096)@		777,851

Other Assets, Less Liabilities (0.3%)		2,249

Net Assets (100.0%)		780,100

Equity Income Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)		Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

E-Mini S&P 500 Futures	Long	USD	–	p	7	12/19	$1,042	$(11)	$5

								$(11)	$5

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value (000’s)
	Variation Margin (000’s)			Variation Margin (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$5	$5	$–	$–	$–	$–

+	All par is stated in U.S Dollar unless otherwise noted.

*	Non income producing

b

Cash or securities with an aggregate value of $1,303 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2019.

f	Defaulted Security

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019 the value of these securities (in thousands) was $2,969 representing 0.4% of the net assets.

#	7-Day yield as of 9/30/2019.

@

At September 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $664,096 and the net unrealized appreciation of investments based on that cost was $113,744 which is comprised of $148,854 aggregate gross unrealized appreciation and $35,110 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

Equity Income Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2019.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Preferred Stocks	$3,343	$—	$—
Common Stocks	747,063	—	—
Convertible Corporate Bonds	—	1,666	—
Convertible Preferred Stocks	13,023	—	—
Corporate Bonds	—	2,913	—
Short-Term Investments	9,843	—	—

Total Assets:	$773,272	$4,579	$—

Liabilities:
Other Financial Instruments^
Futures	(11)	—	—

Total Liabilities:	$(11)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand